Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Financial Information on Segments	Corporate 2022 Retail Potash Nitrogen Phosphate and Others Eliminations Consolidated Sales – third party 21,266 7,600 6,755 2,263 ‐ ‐ 37,884 – intersegment 84 599 1,293 357 ‐ (2,333) ‐ Sales – total 21,350 8,199 8,048 2,620 ‐ (2,333) 37,884 Freight, transportation and distribution ‐ 300 515 243 ‐ (186) 872 Net sales 21,350 7,899 7,533 2,377 ‐ (2,147) 37,012 Cost of goods sold 16,171 1,400 4,252 1,884 ‐ (2,119) 21,588 Gross margin 5,179 6,499 3,281 493 ‐ (28) 15,424 Selling expenses 3,392 10 28 7 (1) (22) 3,414 General and administrative expenses 200 9 17 13 326 ‐ 565 Provincial mining taxes ‐ 1,149 ‐ ‐ ‐ ‐ 1,149 Share-based compensation expense ‐ ‐ ‐ ‐ 63 ‐ 63 Reversal of impairment of assets (Note 13) ‐ ‐ ‐ (780) ‐ ‐ (780) Other expenses (income) 29 5 (137) 67 227 13 204 Earnings (loss) before finance costs and income taxes 1,558 5,326 3,373 1,186 (615) (19) 10,809 Depreciation and amortization 752 443 558 188 71 ‐ 2,012 EBITDA 1 2,310 5,769 3,931 1,374 (544) (19) 12,821 Integration and restructuring related costs 2 ‐ ‐ ‐ 44 ‐ 46 Share-based compensation expense ‐ ‐ ‐ ‐ 63 ‐ 63 Reversal of impairment of assets (Note 13) ‐ ‐ ‐ (780) ‐ ‐ (780) COVID-19 coronavirus pandemic ("COVID-19") related expenses ‐ ‐ ‐ ‐ 8 ‐ 8 Foreign exchange loss, net of related derivatives ‐ ‐ ‐ ‐ 31 ‐ 31 Gain on disposal of investment (19) ‐ ‐ ‐ ‐ ‐ (19) Adjusted EBITDA 2,293 5,769 3,931 594 (398) (19) 12,170 Assets 24,451 13,921 11,807 2,661 2,622 (876) 54,586 1 EBITDA is calculated as net earnings (loss) before finance costs, income taxes, and depreciation and amortization. Corporate 2021 Retail Potash Nitrogen Phosphate and Others Eliminations Consolidated Sales – third party 17,665 4,021 4,216 1,810 ‐ ‐ 27,712 – intersegment 69 386 921 236 ‐ (1,612) ‐ Sales – total 17,734 4,407 5,137 2,046 ‐ (1,612) 27,712 Freight, transportation and distribution ‐ 371 448 217 ‐ (185) 851 Net sales 17,734 4,036 4,689 1,829 ‐ (1,427) 26,861 Cost of goods sold 13,134 1,285 2,963 1,408 ‐ (1,338) 17,452 Gross margin 4,600 2,751 1,726 421 ‐ (89) 9,409 Selling expenses 3,124 9 24 6 (21) ‐ 3,142 General and administrative expenses 168 8 15 11 275 ‐ 477 Provincial mining taxes ‐ 466 ‐ ‐ ‐ ‐ 466 Share-based compensation expense ‐ ‐ ‐ ‐ 198 ‐ 198 Impairment of assets (Note 13) ‐ 7 22 4 ‐ ‐ 33 Other expenses (income) 86 22 (64) 15 253 ‐ 312 Earnings (loss) before finance costs 1,222 2,239 1,729 385 (705) (89) 4,781 Depreciation and amortization 706 488 557 151 49 ‐ 1,951 EBITDA 1,928 2,727 2,286 536 (656) (89) 6,732 Integration and restructuring related costs 10 ‐ ‐ ‐ 33 ‐ 43 Share-based compensation expense ‐ ‐ ‐ ‐ 198 ‐ 198 Impairment of assets (Note 13) ‐ 7 22 4 ‐ ‐ 33 COVID-19 related expenses ‐ ‐ ‐ ‐ 45 ‐ 45 Foreign exchange loss, net of ‐ ‐ ‐ ‐ 39 ‐ 39 Cloud computing transition 1 2 ‐ ‐ 33 ‐ 36 Adjusted EBITDA 1,939 2,736 2,308 540 (308) (89) 7,126 Assets 22,387 13,148 11,093 1,699 2,266 (639) 49,954
Summary of Sales by Product Line	2022 2021 Retail sales by product line Crop nutrients 10,060 7,290 Crop protection products 7,067 6,333 Seed 2,112 2,008 Merchandise 1,019 1,033 Nutrien Financial 267 189 Services and other 1 966 980 Nutrien Financial elimination 1,2 (141) (99) 21,350 17,734 Potash sales by geography Manufactured product North America 2,785 2,009 Offshore 3 5,414 2,398 8,199 4,407 Nitrogen sales by product line Manufactured product Ammonia 2,834 1,556 Urea 2,037 1,568 Solutions, nitrates and sulfates 1,996 1,274 Other nitrogen and purchased products 1,181 739 8,048 5,137 Phosphate sales by product line Manufactured product Fertilizer 1,520 1,250 Industrial and feed 763 574 Other phosphate and purchased products 337 222 2,620 2,046 1 Certain immaterial 2021 figures have been reclassified. 2 Represents elimination for the interest and service fees charged by Nutrien Financial to Retail branches. 3 Relates to Canpotex (Note 28) and includes other revenue representing provisional pricing adjustments of $ (105) (2021 – $ 282 ).
Summary of Financial Information by Geographical Area	Sales – Third Party 1 Non-Current Assets 2 2022 2021 2022 2021 United States 20,089 16,009 15,971 15,095 Canada 3,783 3,094 18,303 17,766 Australia 3,877 3,591 1,105 1,202 Canpotex (Note 28) 5,414 2,398 ‐ ‐ Trinidad 15 258 688 638 Brazil 1,136 567 851 391 Other 3,570 3 1,795 3 521 340 37,884 27,712 37,439 35,432 1 Sales by location of customers. 2 Excludes financial instruments (other than equity-accounted investees), deferred tax assets and post-employment benefit assets. 3 Other third-party sales primarily relate to Argentina of $ 666 (2021 – $ 526 ), Europe of $ 856 (2021 – $ 236 ) and Others of $ 2,048 (2021 – $ 1,033 ).
Summary of Sales By Market	Canpotex sales by market (%) 2022 2021 Latin America 34 38 Other Asian markets 1 34 35 China 14 11 Other markets 10 10 India 8 6 1 All Asian markets except China and India.